Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [line items]
Inventories	₩ 988,351	₩ 717,673
Merchandise [member]
Disclosure of inventories [line items]
Inventories	878,912	672,738
Others [member]
Disclosure of inventories [line items]
Inventories	109,439	44,935
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	1,090,566	813,683
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	981,127	768,748
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	109,439	44,935
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(102,215)	(96,010)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (102,215)	₩ (96,010)